DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Significant Concentrations and Risks) (Details) - Net revenues [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Concentration percentage	10.00%
Product concentration [Member]
Concentration Risk [Line Items]
Concentration percentage	50.90%	70.50%	72.50%
Product concentration [Member] | Digital Arts [Member]
Concentration Risk [Line Items]
Concentration percentage	28.70%	31.50%	26.70%
Product concentration [Member] | Java [Member]
Concentration Risk [Line Items]
Concentration percentage	18.30%	32.00%	32.90%
Product concentration [Member] | Web Front [Member]
Concentration Risk [Line Items]
Concentration percentage	3.90%	7.00%	12.90%
Geographic concentration [Member] | Beijing [Member]
Concentration Risk [Line Items]
Concentration percentage	13.50%	13.60%	16.00%